Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000243076 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000243076 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000243076 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000243076 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243076 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243076 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243076 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243076 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243076 | Monster Beverage Corp.FR_61174X109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243076 | Vertex Pharmaceuticals, Inc.FR_92532F100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243076 | Health Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243076 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000243076 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243076 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243076 | IndustryBiotechnology
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243076 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000243076 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243076 | IndustryAutomobiles
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000243076 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000243076 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000243076 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000220375 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000220375 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000220375 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000220375 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220375 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000220375 | Taiwan Semiconductor Manufacturing Co LtdFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220375 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220375 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220375 | Monolithic Power Systems, Inc.FR_609839105
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220375 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220375 | Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000220375 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220375 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000220375 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000220375 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000220375 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000220375 | IndustryTrading Companies & Distributors
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000220375 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220375 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220375 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000220375 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	6.20%